Commitments (Tables)	12 Months Ended
Dec. 31, 2017
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Minimum Annual Lease Payments
The lease payments for buildings in Israel are linked to the CPI and for those in the U.S. are stated at the U.S. dollar. The minimum annual lease payments under the agreements are as follows:

December 31, 2017
USD thousands
2018	713
2019	26
2020	626
2021	313
2,278

Motor Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Minimum Annual Lease Payments
The minimum annual payments according to the agreements are as follows:
December 31, 2017
USD thousands
2018	456
2019	333
2020	103
892